Overview (Tables)	12 Months Ended
Dec. 31, 2014
Overview [Abstract]
Components of fleet
Ardmore’s fleet as of December 31, 2014 comprises the following:

Vessel Name	Type	Dwt	IMO	Built	Country	Flag	Specification
Ardmore Seavaliant	Product/Chemical	49,998	3	Feb-13	Korea	MI	Eco-design
Ardmore Seaventure	Product/Chemical	49,998	3	Jun-13	Korea	MI	Eco-design
Ardmore Seavantage	Product/Chemical	49,997	3	Jan-14	Korea	MI	Eco-design
Ardmore Seavanguard	Product/Chemical	49,998	3	Feb-14	Korea	MI	Eco-design
Ardmore Endeavour	Product/Chemical	49,997	3	Jul-13	Korea	MI	Eco-design
Ardmore Seafarer	Product/Chemical	45,744	3	Aug-04	Japan	MI	Eco-mod
Ardmore Seatrader	Product	47,141	—	Dec-02	Japan	MI	Eco-mod
Ardmore Seamaster	Product/Chemical	45,840	3	Sep-04	Japan	MI	Eco-mod
Ardmore Seamariner	Product	45,726	—	Oct-06	Japan	MI	Eco-mod
Ardmore Sealeader	Product	47,463	—	Aug-08	Japan	MI	Eco-mod
Ardmore Sealifter	Product	47,472	—	Jul-08	Japan	MI	Eco-mod
Ardmore Centurion	Product/Chemical	29,006	2	Nov-05	Korea	MI	Eco-mod
Ardmore Calypso	Product/Chemical	17,589	2	Jan-10	Korea	MI	Eco-mod
Ardmore Capella	Product/Chemical	17,567	2	Jan-10	Korea	MI	Eco-mod
Under Construction
SPP Hull S-1162	Product/Chemical	50,300	3	2Q15	Korea	MI	Eco-design
SPP Hull S-1163	Product/Chemical	50,300	3	2Q15	Korea	MI	Eco-design
SPP Hull S-1171	Product/Chemical	50,300	3	3Q15	Korea	MI	Eco-design
SPP Hull S-1172	Product/Chemical	50,300	3	4Q15	Korea	MI	Eco-design
HMD Hull H-2480	Product/Chemical	37,764	2	1Q15	Korea	MI	Eco-design
HMD Hull H-2481	Product/Chemical	37,791	2	1Q15	Korea	MI	Eco-design
FKA Hull N-2062	Product/Chemical	25,215	2	1Q15	Japan	MI	Eco-design
FKA Hull N-2063	Product/Chemical	25,000	2	1Q15	Japan	MI	Eco-design
FKA Hull N-2065	Product/Chemical	25,000	2	3Q15	Japan	MI	Eco-design
FKA Hull N-2067	Product/Chemical	25,000	2	4Q15	Japan	MI	Eco-design
TOTAL	24	970,506